Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 12, 2017
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	May 12, 2017
Document Effective Date	May 17, 2017
Prospectus Date	May 17, 2017
ClearShares OCIO ETF | ClearShares OCIO ETF
Prospectus:
Trading Symbol	OCIO